NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
NET LOSS PER SHARE	NET LOSS PER SHARE
We calculate basic net loss per share by dividing earnings allocated to ordinary stockholders by the basic weighted-average number of ordinary shares outstanding for the period. Shares issued in connection with the Physical Delivery Forward are excluded for the purpose of calculating net loss per share after its reclassification from liability to equity at the end of the Note Valuation Period as this constitutes a share lending arrangement. Diluted weighted-average shares is computed using basic weighted-average number of ordinary shares outstanding plus any potentially dilutive securities outstanding during the period using the treasury-stock-type method and the if-converted method, except when their effect is anti-dilutive. Potentially dilutive securities include stock options, restricted stock units, and the outstanding Notes. The following table presents the calculation of basic and diluted net loss per share attributable to stockholders:

	Fiscal Year Ended
(In thousands, except per share data)	December 31, 2024	December 31, 2023	January 1, 2023
Net loss:
Net loss attributable to stockholders	(614,300)	(275,829)	(267,424)

Number of shares:
Basic and diluted weighted-average common shares(1)	6,399	464	409

Basic and diluted net loss per share(1)	(96.00)	(594.46)	(653.85)

(1)No adjustment is made to the numerator and denominator for fiscal years 2022, 2023 and 2024 as the inclusion of all potentially dilutive restricted stock units, common shares under the Green Convertible Notes, the 2L Notes, the exchange warrants, the Existing 1L Notes and the New 1L Notes, where applicable, and prepaid forward would be anti-dilutive. Therefore, these were excluded from the computation of the weighted-average shares for diluted net loss per share.

The following is a summary of outstanding potentially dilutive securities that was excluded from diluted net loss per share attributable to stockholders in the following periods:

	Fiscal Year Ended
(In thousands)	December 31, 2024	December 31, 2023	January 1, 2023
Restricted stock units	5	16	9
Green Convertible Notes	—	110	110
Exchange Notes	2,744	—	—
Exchange warrants	6,558	—	—
Existing 1L Notes	13,026	89	89
New 1L Notes	6,063	—	—
Prepaid forward	25	25	25